Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 471,248	$ 4,689,007	$ 1,178,847
Deposits			100,000
Receivables, net of allowance	754	18,222	60,749
Prepaids	770,935	160,474	223,226
Total current assets	1,242,937	4,867,703	1,462,822
Restricted deposit		8,679	8,489
Property and equipment, net		1,935	93,973
Total assets	1,242,937	4,878,317	8,058,648
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities	25,783	286,427	522,012
Deferred revenue	1,164	35,049	69,275
Lease liability (Note 19)			128,560
Total current liabilities	26,947	321,476	3,324,560
Total liabilities		321,476	3,324,560
Commitments and contingencies (Note 12)
Stockholders’ equity
Common stock, Value	147,290,988	147,130,123	136,860,283
Accumulated other comprehensive income	276,947	248,287	154,970
Accumulated deficit	(138,666,829)	(135,434,022)	(125,907,025)
	8,901,106	11,944,388	11,136,475
Non-controlling interest	(7,685,116)	(7,387,547)	(6,402,387)
Total stockholders’ equity	1,215,990	4,556,841	4,734,088
Total liabilities and stockholders’ equity	1,242,937	4,878,317	8,058,648
Current assets
Cash	471,248	4,689,007	1,178,847
Deposits			100,000
Receivables, net of allowance	754	18,222	60,749
Prepaids	770,935	160,474	223,226
Total current assets	1,242,937	4,867,703	1,462,822
Intangible assets (Note 10)			6,393,364
Current liabilities
Accounts payable and accrued liabilities	25,783	286,427	522,012
Deferred revenue	1,164	35,049	69,275
Lease liability (Note 19)			128,560
Total current liabilities	26,947	321,476	3,324,560
Total liabilities		321,476	3,324,560
Commitments and contingencies (Note 12)
Related Party
LIABILITIES AND STOCKHOLDERS’ EQUITY
Notes payable – Related Party (Note 12)			2,604,713
Current liabilities
Notes payable – Related Party (Note 12)			2,604,713
Class A Shares
Stockholders’ equity
Class A shares, no par value. Unlimited authorized shares; 0 and 21 issued or outstanding, respectively			$ 28,247